ACCOUNTS PAYABLE AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 8,606	$ 12,813	$ 11,583
Liquidity payments payable	41,121	31,100	25,335
Accrued expenses	9,241	8,795	6,818
Current portion of put obligation	0	22,711	11,355
Current portion of capital lease obligation	170	151	151
Current portion of operating lease liability	6,127	6,622	4,462
Marketing fees payable	15,121	8,172	5,627
Section 31 fees payable	0	28,414	9,079
Accrued interest payable	256	451	3,854
ACH reserve deposit payable	0	745	1,657
Accrued taxes payable	973	206	1,332
Other	188	181	162
Accounts payable and other liabilities	$ 81,803	$ 120,361	$ 81,415